EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX BH-DG STRATEGY FUND

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated December 31, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated December 31, 2013, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus and page S6 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan

1

Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX BLUECREST SYSTEMATIC MACRO FUND

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated June 17, 2014, as amended from time to time (“Prospectus”), and the Summary Prospectus dated June 17, 2014, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 8 of the Prospectus and page S7 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 19 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan

1

Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CAMPBELL STRATEGY FUND

CLASS A     EBSAX

CLASS I     EBSIX

CLASS P     EBSPX

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated February 1, 2014, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2014, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 8 of the Prospectus and page S6 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 18 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new

1

products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CAMPBELL STRATEGY FUND

CLASS C     EBSCX

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated February 1, 2014, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2014, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 8 of the Prospectus and page S6 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 18 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s

1

mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated February 1, 2014, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2014, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on pages 8 of the Prospectus and page S5 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 19 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid also serves as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin also serves as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September

1

2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CRABEL STRATEGY FUND

(THE “FUND”)

Supplement dated October 24, 2014 to Prospectus for the Fund dated February 1, 2014, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2014, as amended from time to time (“Summary Prospectus”).

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus and page S5 of the Summary Prospectus:

Portfolio Managers:

The portfolio management team includes the following members as of October 31, 2014:

•	Ajay Dravid

•	Rufus Rankin

The following replaces the information in the section titled “Portfolio Managers” on page 18 of the Prospectus:

PORTFOLIO MANAGERS:

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a securities license Series 7 and CFTC/NFA Series 3 registration.

Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan

1

Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents. Investors should retain this supplement for future reference.

2

Filed pursuant to Rule 497(e)

1933 Act File No. [    ]

1940 Act File No. [    ]

Equinox Funds Trust (the “Trust”)

Equinox BlueCrest Systematic Macro Fund

Equinox BH-DG Strategy Fund

Equinox Campbell Strategy Fund

Equinox Chesapeake Strategy Fund

Equinox Crabel Strategy Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated October 24, 2014 to the currently effective Statement of Additional Information (“SAI”) for the Funds

The information in this supplement contains new and additional information beyond that in the currently effective SAI for the Funds dated on or before the date of this supplement and should be read in conjunction with any of the Funds’ respective Prospectuses or Summary Prospectuses.

As of October 31, 2014, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of the Funds. As of the same date, Richard Bornhoft, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Funds.

The following replaces the information in the section titled “Portfolio Managers” on page 15 of the SAI:

PORTFOLIO MANAGERS

This section supplements the information about Ajay Dravid and Rufus Rankin, the Funds’ portfolio management team, provided in the Prospectus under the heading “Portfolio Managers,” and includes information about other accounts managed, the dollar range of Fund shares owned and compensation. As of October 31, 2014, Richard Bornhoft, Afroz Qadeer and Sue Osborne are no longer members of the portfolio management team of the Funds.

Compensation.    Dr. Dravid and Dr. Rankin are each paid a fixed salary and discretionary bonus by the Adviser, which is contingent upon the overall performance of the Adviser and each individual’s contribution to the Adviser’s performance, and is not directly contingent upon the performance of the Funds. Dr. Dravid and Dr. Rankin have also been granted equity interests in Equinox Financial Group, LLC (“EFG”), a majority owner of the Adviser and its affiliates, which allows them to share in a certain portion of the business profits earned by EFG and its subsidiaries, including the Adviser.

Fund Shares Owned by the Portfolio Managers.    As of September 30, 2014, Dr. Dravid owned between $1-$10,000 of shares of each Fund as of September 30, 2014. Dr. Rankin does not own any shares of the Funds as of September 30, 2014.

Other Accounts.    In addition to each Fund, Dr. Dravid and Dr. Rankin are responsible for the day-to-day management of certain other accounts, as listed below. The information below with respect to Dr. Dravid and Dr. Rankin is provided as of September 30, 2014, the Funds’ most recent fiscal year end.

1

Ajay Dravid

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$305,767,991	N/A	N/A
Other Pooled Investment Vehicles	1	$153,907,766	1	$153,907,766
Other Accounts	N/A	N/A	N/A	N/A

Rufus Rankin

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$305,767,991	N/A	N/A
Other Pooled Investment Vehicles	1	$153,907,766	1	$153,907,766
Other Accounts	N/A	N/A	N/A	N/A

Conflicts of Interests.    The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of each Fund’s investments, on the one hand, and the investments of the other accounts referenced above, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of a Fund’s trade, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Proxy Voting Policies.    The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by each Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More information.    Information regarding how a Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30th will be available (1) without charge, upon request, by calling the Fund at 1-888-643-3431; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888- 643-3431; and will be sent within three business days of receipt of a request.

Investors should retain this Supplement for future reference.

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